Note 15 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31,
	2022	2021
Net operating revenues from:
Waste management services:
External customer revenues	$49,763	$42,710
Intersegment revenues	-	-
Total waste management services	49,763	42,710

Golf and related operations:
External customer revenues	31,417	27,673
Intersegment revenues	80	47
Total golf and related operations	31,497	27,720

Segment operating revenues	81,260	70,430
Intersegment eliminations	(80)	(47)
Total net operating revenues	$81,180	$70,383

Income (loss) before income taxes:
Waste management services	$4,373	$3,505
Golf and related operations	151	2,775
Segment income before taxes	4,524	6,280
Corporate interest expense	(1,436)	(1,117)
Corporate gain on debt extinguishment	-	502
Corporate other income, net	13	15
General corporate expenses	(3,987)	(3,944)
Income (loss) before income taxes	$(886)	$1,736

Depreciation and amortization expense:
Waste management services	$118	$104
Golf and related operations	3,169	2,838
Corporate	196	170
Total depreciation and amortization expense	$3,483	$3,112
	Year Ended December 31,
	2022	2021
Interest expense:
Waste management services	$1	$3
Golf and related operations	27	38
Corporate	1,436	1,117
Total interest expense	$1,464	$1,158

Gain on debt extinguishment:
Waste management services	$-	$-
Golf and related operations	-	1,462
Corporate	-	502
Total gain on debt extinguishment	$-	$1,964

Capital expenditures:
Waste management services	$94	$165
Golf and related operations	6,333	4,058
Corporate	134	576
Total capital expenditures	$6,561	$4,799
	December 31,
	2022	2021
Total assets:
Waste management services	$35,198	$34,203
Golf and related operations	63,355	59,700
Corporate	65,630	55,027
Subtotal	164,183	148,930
Elimination of intersegment receivables	(74,433)	(70,893)
Total assets	$89,750	$78,037